LEASES - Minimum lease commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
LEASES
Remaining in fiscal year	$ 6,597
Due following fiscal year	7,540	$ 10,160
Due fiscal year 2	2,339	8,208
Due fiscal year 3	707	2,678
Due fiscal year 4		858
Due after fiscal year 4	87	108
Total	17,270	$ 22,012
Less present value discount	193
Total operating leases	$ 17,077